BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Property and equipment, net
Property and equipment, net, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Internal-use software	$85,808	$61,482
Computer and software	5,406	5,013
Furniture and equipment	878	843
Leasehold improvements	1,080	949
Property and equipment, gross	93,172	68,287
Less: accumulated depreciation and amortization	(55,198)	(26,730)
Property and equipment, net	$37,974	$41,557
The Company capitalized $24.3 million, $28.1 million and $29.4 million, of internally developed costs during the year ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and December 31, 2023, internally developed software costs balances, included in property and equipment, net, are $36.1 million and $38.9 million, respectively.
Depreciation and amortization expense was $28.8 million, $19.1 million and $6.3 million for the year ended December 31, 2024, 2023 and 2022, respectively.
During each of the year ended December 31, 2024, 2023 and 2022, the Company wrote off certain internally developed software, and reported $3.2 million, $2.5 million, $3.2 million, respectively, of impairment loss in the statements of operations. No impairment losses related to property and equipment were recorded during the year ended December 31, 2024, 2023 and 2022.

Intangible Assets

Acquired intangible assets subject to amortization consist of investment management agreements, license, developed technology and trade name are recorded net of amortization and included within intangible assets on the consolidated balance sheets. The gross and net carrying values and accumulated amortization are as follows (in thousands):

	December 31, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Investment management agreements	$6,200	$(387)	$5,813	$—	$—	$—
License	5,500	(458)	5,042	—	—	—
Developed technology	5,500	(3,813)	1,687	3,700	(1,850)	1,850
Trade name	1,700	(1,421)	279	1,400	(700)	700
Total intangible assets	$18,900	$(6,079)	$12,821	$5,100	$(2,550)	$2,550
Amortization expense was and $3.5 million, $2.6 million and $0 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Expected future amortization expense for intangible assets is as follows (in thousands):

December 31, 2024
2025	$4,600
2026	4,600
2027	3,621
2028	—
2029	—
Total	$12,821
Prepaid expenses and other assets
Prepaid expenses and other assets, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Prepaid expenses	$7,557	$6,715
Related party receivables	15,180	7,896
Other assets	3,628	3,560
Total	$26,365	$18,171

Accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Employee payables	$16,327	$10,353
Contingent consideration from the Theorem acquisition	6,090	—
Other short-term liabilities	22,945	18,209
Total accrued expenses and other liabilities	$45,362	$28,562